[On Company Letterhead]

March 7, 2014

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:           Transamerica Corporate Separate Account Sixteen (File No. 333-109579)

Dear Commissioners:

On behalf of Transamerica Corporate Separate Account Sixteen (the "separate account") of Transamerica Life Insurance Company, incorporated by reference are Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2)
American Funds Insurance Series – AFIS Growth Fund (Class 2)
American Funds Insurance Series – AFIS International Fund (Class 2)
American Funds Insurance Series – AFIS New World Fund (Class 2)
Columbia Funds Variable Insurance Trust – Columbia Variable Portfolio – Small Cap Value Fund – Class 1
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio
DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class)
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares)
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Global Research Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares)
MFS® Variable Insurance Trust II - MFS® International Growth Portfolio – Initial Class
MFS® Variable Insurance Trust II - MFS® International Value Portfolio – Initial Class
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Foreign Bond Portfolio (U.S. Dollar Hedged) (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio (Institutional Class)
Royce Capital Fund – Royce Micro-Cap Portfolio
Royce Capital Fund – Royce Small-Cap Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust – Third Avenue Value Portfolio
Van Eck Worldwide Insurance Trust – Van Eck VIP Global Hard Assets Fund (Initial Class)
Van Eck Worldwide Insurance Trust – Van Eck VIP Multi-Manager Alternatives Fund (Initial Class)
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Conservative Allocation Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard®VIF Moderate Allocation Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio

Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio

These Annual Reports are for the period ending December 31, 2013 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-6824.

Very truly yours,

/s/  Matthew A.  Monson
Vice President

Document 1  The Annual Report of American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 2  The Annual Report of American Funds Insurance Series – AFIS Growth Fund (Class 2), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 3  The Annual Report of American Funds Insurance Series – AFIS International Fund (Class 2), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 4  The Annual Report of American Funds Insurance Series – AFIS New World Fund (Class 2), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 5  The Annual Report of Columbia Funds Variable Insurance Trust – Columbia Variable Portfolio – Small Cap Value Fund – Class 1 dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-05199).

Document 6  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 7  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 8  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 9  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 10  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 11  The Annual Report of DFA Investment Dimensions Group, Inc. –DFA VA U.S. Targeted Value Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 12  The Annual Report of DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 25, 2014 (File No. 811-07507).

Document 13  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 14  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 15  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 16  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 17  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 18  The Annual Report of First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-09092).

Document 19  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 20  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 21  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 22  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Core Equity Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 23  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 24  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 25  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 26  The Annual Report of Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 27  The Annual Report of Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 28  The Annual Report of Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 29  The Annual Report of Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares) dated December 31, 2013 that was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 30  The Annual Report of Janus Aspen Series – Janus Aspen Global Research Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 31  The Annual Report of Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 32  The Annual Report of Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 33  The Annual Report of Janus Aspen Series – Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 34  The Annual Report of MFS® Variable Insurance Trust II - MFS® International Growth Portfolio – Initial Class, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-03732).

Document 35  The Annual Report of MFS® Variable Insurance Trust II - MFS® International Value Portfolio – Initial Class, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-03732).

Document 36  The Annual Report of PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 37  The Annual Report of PIMCO Variable Insurance Trust – PIMCO Foreign Bond Portfolio (U.S. Dollar Hedged) (Institutional Class) dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 38  The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 39 The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 40  The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 41  The Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 42  The Annual Report of Royce Capital Fund – Royce Micro-Cap Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-07537).

Document 43  The Annual Report of Royce Capital Fund – Royce Small-Cap Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-07537).

Document 44  The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 45  The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 46  The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 47  The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 48  The Annual Report of T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07145).

Document 49  The Annual Report of Third Avenue Variable Series Trust – Third Avenue Value Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-09395).

Document 50  The Annual Report of Van Eck Worldwide Insurance Trust  – Van Eck VIP Global Hard Assets Fund (Initial Class) dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05083).

Document 51  The Annual Report of Van Eck Worldwide Insurance Trust  – Van Eck VIP Multi-Manager Alternatives Fund (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05083).

Document 52  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 53  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 54  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Conservative Allocation Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 55  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 56  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 57  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 58  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 59  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 60  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 61  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio, dated December 31, 2013, that was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 62  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Moderate Allocation Portfolio dated December 31, 2013, that was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 63  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 64  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014  (File No. 811-05962).

Document 65  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 66  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 67  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 68  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).